Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net loss	$ (18,657)	$ (61,606)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	5,540	7,128
Loss (gain) on disposal of property and equipment	(1,059)	16
Realized gain on sale of cryptocurrencies	(351)	(3,998)
Gain on extinguishment of leases	(375)	0
Change in fair value of warrant liability and embedded derivative liability	(59,662)	(22,948)
Loss on extinguishment of debt	25,081	51,079
Gain on termination of warrant	0	(139)
Impairment of cryptocurrencies	285	6,026
Impairment of property and mining equipment	0	95
Non-cash interest expense	33,144	10,691
Unit-based compensation	97	132
Cryptocurrency mined, net	(9,969)	(13,900)
Changes in operating assets and liabilities:
Other receivables	255	81
Prepaid expenses and other current assets	(123)	1,465
Long term deposits	(460)	530
Operating lease right-of-use asset	182	209
Accounts payable	(2,271)	4,888
Accrued expenses and other current liabilities	3,113	1,214
Deferred tax liability	4,075	(426)
Operating lease liability	(165)	(19)
Finance lease liability	0	(13)
Net cash used in operating activities	(21,320)	(19,495)
Cash flows from investing activities:
Deposits on purchases of property and equipment	0	(7,374)
Proceeds from sale of cryptocurrencies	9,943	26,871
Purchases of property and equipment	(248)	(14,112)
Proceeds from disposal of property and equipment	2,132	589
Net cash provided by investing activities	11,827	5,974
Cash flows from financing activities:
Repayment of US dollar notes payable	(450)
Issuance costs related to merger	(3,167)
Proceeds from issuance of US dollar notes payable and shareholder loans	15,315	13,881
Net cash provided by financing activities	11,698	13,881
Net increase in cash	2,205	360
Cash, beginning of the period	969	609
Cash, end of the period	3,174	969
Reconciliation of cash and restricted cash to the Consolidated Balance Sheet
Cash	2,851	646
Restricted Cash	323	323
Total cash and restricted cash	3,174	969
Supplemental cash flow disclosures:
Cash paid for interest	857	3,287
Fair value of payment made in cryptocurrency for revenue share consideration	0	461
Supplemental non-cash disclosures:
Equity issuance costs not paid in accounts and notes payable	15,283	0
Amounts to be paid per the development and operation agreement	35	35
Right-of-use asset and lease liability associated with financing lease	0	47
Issuance of warrants	15,315	56,994
Right-of-use asset and lease liability associated with operating lease	55	1,375
Fair value of warrant liability issued in connection with notes payable amendment	25,080	49,421
Non-Cash Deposits used in Purchase of Miner Chips	$ 0	$ 5,715